Capital - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 17, 2017	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Oct. 23, 2018
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Common equity Tier 1 risk-based capital ratio		6.50%
Minimum Tier 1 risk based capital ratio to be categorized as well capitalized		8.00
Minimum total risk based capital ratio to be categorized as well capitalized		10.00
Minimum leverage capital ratio to be categorized as well capitalized		5.00
Preferred stock par value		$ 0.01	$ 0.01	$ 0.01
Depositary Shares | Series A Noncumulative Preferred Stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Depositary shares issued	20,600,000
Preferred stock par value	$ 0.01
Preferred stock, liquidation preference per share	1,000
Depository shares, liquidation preference per share	$ 25
Fixed dividend rate per annum	6.375%
Floating dividend rate per annum	Three-month LIBOR plus 382.1 basis
Dividends payable description	Dividends will be payable in arrears on March 17, June 17, September 17, and December 17 of each year, which commenced on June 17, 2017.
Common Stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Stock Repurchase Program, Authorized Amount					$ 300.0
Stock repurchase program, shares repurchased		28,900,000
Treasury stock average price per share		$ 9.63
Treasury stock aggregate purchase price		$ 278.1
Stock repurchased during period, shares		5,000,000.0	7,100,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		50,200,000	67,100,000